Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets, Net
Schedule of other intangible assets

	December 31,
(Thousands of dollars)	2013	2012
Other intangible assets subject to amortization:
Gross carrying amount customer relationships	$3,745	$9,045
Accumulated amortization customer relationships	(1,748)	(6,798)
Gross carrying amount other intangible assets	-	1,441
Accumulated amortization other intangible assets	-	(845)
Other intangible assets subject to amortization, net	1,997	2,843
Other intangible assets not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total other intangible assets, net	$18,997	$19,843